Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended
	Dec. 06, 2021 [1]	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
WealthTrust DBS Long Term Growth ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 8,459	$ 9,013	$ 11,046	$ 13,324
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,082	$ 10,264	$ 12,537	$ 14,585

[1]	Inception